SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                        April 29, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re: AllianceBernstein Variable Products Series Fund, Inc. File Nos. 33-18647 and 811-5398


Dear Sir or Madam:

      Attached herewith please find Post-Effective Amendment No. 51 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 52 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Variable Products Series Fund, Inc. (the "Amendment"). The Amendment is filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and is marked to show changes in accordance with Rule 310 of Regulation S-T.

      Please call me at the above-referenced number if you have any questions regarding the attached.


                                          Sincerely,


                                          /s/ Young Seo
                                          ----------------
                                              Young Seo

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SK 00250 0292 1093853